COLUMBIA FUNDS SERIES TRUST

Columbia California Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

(each a “Fund”, together the “Funds”)

Supplement dated December 29, 2011 to each of the

Funds’ prospectuses dated August 1, 2011

Effective January 1, 2012, Paul F. Fuchs is co-manager of the Funds. Accordingly, the following changes are hereby made to the prospectuses of each Fund:

1.	The section subtitled “Investment Adviser and Portfolio Manager(s) – Portfolio Manager” in the prospectuses of each Fund is replaced in its entirety with the following:

Portfolio Managers

Paul F. Fuchs, CFA

Co-manager. Service with the Fund since January 2012.

Brian M. McGreevy

Co-manager. Service with the Fund since June 2011.

2.	The section entitled “Management of the Fund – Primary Service Providers – Portfolio Manager” in the prospectuses of each Fund is replaced in its entirety with the following:

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Paul F. Fuchs, CFA
Co-manager. Service with the Fund since January 2012.

Portfolio Manager of the Adviser. From 1999 until joining the Adviser in May 2010, Mr. Fuchs was associated with the Fund’s previous investment adviser as an investment professional. Mr. Fuchs began his investment career in 1994 and earned a B.S. in finance from the University of Massachusetts and an M.B.A. from Suffolk University.

Brian M. McGreevy
Co-manager. Service with the Fund since June 2011.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

Shareholders should retain this Supplement for future reference.

C-1081-3 A (12/11)